Cover	6 Months Ended	9 Months Ended
	Jan. 31, 2024	Apr. 30, 2024
Cover [Abstract]
Document Type		S-1/A
Amendment Flag		true
Amendment Description		Edits and new financials
Document Fiscal Period Focus		Q3
Document Fiscal Year Focus		2024
Entity Registrant Name		TIANCI INTERNATIONAL, INC.
Entity Central Index Key		0001557798
Entity Tax Identification Number	45-5540446
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit B,10/F., Ritz Plaza
Entity Address, Address Line Two	No.122 Austin Road
Entity Address, Address Line Three	Tsim Sha Tsui
Entity Address, City or Town	Kowloon
Entity Address, Postal Zip Code	999077
City Area Code	852
Local Phone Number	22510781
Entity Filer Category		Non-accelerated Filer
Entity Small Business		true
Entity Emerging Growth Company		false